Wilson Bank Holding Company - Parent Company Financial Information - Statements of Cash Flows - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Cash paid to suppliers and other													$ (53,454)	$ (51,474)	$ (45,890)
Net cash provided by operating activities													26,803	25,640	21,411
Cash flows from investing activities:
Net cash used in investing activities													(237,836)	(111,389)	(164,068)
Cash flows from financing activities:
Dividends paid													(5,756)	(4,935)	(4,510)
Proceeds from sale of stock pursuant to dividend reinvestment													4,316	3,511	3,204
Proceeds from exercise of stock options													152	241	186
Common shares repurchased													0	0	(94)
Net cash provided by financing activities													149,698	126,995	99,160
Net increase (decrease) in cash and cash equivalents													(61,335)	41,246	(43,497)
Cash and cash equivalents at beginning of year				$ 109,253				$ 68,007				$ 111,504	109,253	68,007	111,504
Cash and cash equivalents at end of year	$ 47,918				$ 109,253				$ 68,007				47,918	109,253	68,007
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	6,802	$ 6,918	$ 6,270	5,643	5,958	$ 6,088	$ 6,201	5,616	6,100	$ 5,351	$ 5,154	4,172	25,633	23,863	20,777
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease (increase) in refundable income taxes													1,168	(1,413)	(601)
Share based compensation expense													69	38	41
Total adjustments													1,170	1,777	634
Net cash provided by operating activities													26,803	25,640	21,411
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and other													(417)	(464)	(501)
Tax benefits received													198	212	173
Net cash provided by operating activities													(219)	(252)	(328)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary													1,500	2,000	0
Net cash used in investing activities													1,500	2,000	0
Cash flows from financing activities:
Dividends paid													(5,756)	(4,935)	(4,510)
Proceeds from sale of stock pursuant to dividend reinvestment													4,316	3,511	3,204
Proceeds from exercise of stock options													152	241	186
Common shares repurchased													0	0	(94)
Net cash provided by financing activities													(1,288)	(1,183)	(1,214)
Net increase (decrease) in cash and cash equivalents													(7)	565	(1,542)
Cash and cash equivalents at beginning of year				$ 1,685				$ 1,120				$ 2,662	1,685	1,120	2,662
Cash and cash equivalents at end of year	$ 1,678				$ 1,685				$ 1,120				1,678	1,685	1,120
Reconciliation of net earnings to net cash used in operating activities:
Net earnings													25,633	23,863	20,777
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary													(25,985)	(24,167)	(21,107)
Decrease (increase) in refundable income taxes													29	14	(39)
Share based compensation expense													104	38	41
Total adjustments													(25,852)	(24,115)	(21,105)
Net cash provided by operating activities													$ (219)	$ (252)	$ (328)